Cover	Feb. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40655
Entity Registrant Name	ICOSAVAX, INC.
Entity Central Index Key	0001786255
Entity Tax Identification Number	82-3640549
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1930 Boren Avenue
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	737-0085
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ICVX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true